PREMISES AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 38,377,603	$ 36,101,743
Less accumulated depreciation	(20,787,838)	(18,842,392)
Premises and equipment, net	17,589,765	17,259,351
Depreciation expense on premises and equipment	2,162,731	2,077,120	$ 1,975,944
Rent expense under operating leases
Rent expense paid	2,000,000	1,800,000	$ 1,400,000
Future minimum rental commitments under non-cancelable leases
Due in year ending September 30, 2016	1,781,976
Due in year ending September 30, 2017	1,492,923
Due in year ending September 30, 2018	1,083,991
Due in year ending September 30, 2019	838,385
Due in year ending September 30, 2020	341,782
Thereafter	268,262
Total	5,807,319
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	5,578,914	5,578,914
Office buildings and improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	17,253,597	16,608,242
Furniture and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 15,545,092	$ 13,914,587